Related party transactions	9 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 13 - Related party transactions

Starting from March 2022 to January 2023, the Company subleased 50,000 square feet of its warehouse space to Box Harmony, LLC, which is a 40% owned joint venture of the Company as disclosed in Note 1 and Note 2 above. For the three and nine months ended March 31, 2024, the Company received and recorded sublease fee of $0 and $0 as other non-operating income, respectively. For the three and nine months ended March 31, 2023, the Company recorded a sublease fee of $0 and $387,750 as other non-operating income.

During the period ended March 31, 2024, the Company started selling products through MII Strategy Inc. (“MII”), a company owned by the Company’s CEO, Mr. Chenlong Tan. As of March 31, 2024, the total amount due from MII was $59,901.

On February 15, 2022, the Company assumed $92,246 of advance from shareholders of DHS through acquisition of Anivia. This amount was for capital injection pending capital inspection by the local government in accordance with the PRC rules. As of March 31, 2024 and June 30, 2023, the balance of advance from shareholders was $85,581 and $85,200, respectively.

On July 8, 2023, the Company entered into an agreement with White Cherry for an on-demand loan. See Note 12 above for details.